Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Balance at January 1	$ 1,924,665	$ 1,796,207
Borrowings on the revolving credit facility	22,183	207,787
Amortization of transaction costs	833	4,379
Foreign exchange	(13,833)	(83,708)
Ending balance	$ 1,933,848	$ 1,924,665